Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net sales				$ 781,455	$ 781,455	$ 18,248
Cost of goods sold, inclusive of provision for inventory loss				744,279	744,279	198,822
Gross profit				37,176	37,176	(180,574)
Operating expenses:
Personnel costs	1,204,621	509,031	2,004,417	1,925,716	2,473,730	812,916
Sales and marketing	44,049		44,063	14,854	14,854	123,853
General and administrative	445,748	382,869	2,821,541	2,182,631	2,338,599	894,422
Amortization expense	21,832		21,832
Legal and professional fees	340,226	289,484	797,772	1,216,799	1,744,834	843,580
Research and development						477,585
Total operating expenses	2,056,476	1,181,384	5,689,625	5,340,000	6,572,017	3,152,356
Loss from operations	(2,056,476)	(1,181,384)	(5,689,625)	(5,302,824)	(6,534,841)	(3,332,930)
Other income (expenses):
Interest expense (Note 3)	(590,061)	(85,040)	(1,152,858)	(85,040)	(236,912)	310
Gain / (loss) on foreign exchange	23,170	(36,500)	46,708	(52,511)	(88,690)	(429)
Total other expenses	(567,431)	(121,540)	(1,106,150)	(137,551)	(325,602)	(119)
Net loss from continuing operations, before taxes	(2,623,907)	(1,302,924)	(6,795,775)	(5,440,375)	(6,860,443)	(3,333,049)
Income taxes		2,559		7,676	10,235	4,691
Net loss from continuing operations	(2,623,907)	(1,305,483)	(6,795,775)	(5,448,051)	(6,870,678)	(3,337,740)
Net gain / (loss) from discontinued operations, net of tax	250,092	(4,634,506)	605,394	(4,862,255)	(4,945,229)	280,206
Net loss	(2,373,815)	(5,939,989)	(6,190,381)	(10,310,306)	(11,815,907)	(3,057,534)
Comprehensive loss from discontinued operations						(5,370)
Comprehensive loss	$ (2,373,815)	$ (5,939,989)	$ (6,190,381)	$ (10,310,306)	$ (11,815,907)	$ (3,062,904)
Net loss per common share:
Loss from continuing operations - basic and diluted (in Dollars per share)	$ (0.02)	$ (0.01)	$ (0.06)	$ (0.05)	$ (0.07)	$ (0.04)
Gain / (loss) from discontinued operations - basic and diluted (in Dollars per share)	0	(0.05)	0.01	(0.05)	(0.05)	0
Loss per common share - basic and diluted (in Dollars per share)	$ (0.02)	$ (0.06)	$ (0.05)	$ (0.1)	$ (0.12)	$ (0.03)
Weighted average common shares outstanding—basic and diluted (in Shares)	118,939,488	93,060,753	107,846,167	101,611,540	99,863,059	89,808,227